Jack-up drilling rigs, net (Tables)	12 Months Ended
Dec. 31, 2024
Jack Up Rigs [Abstract]
Schedule of jack-up rigs
Set forth below is the carrying value of our jack-up rigs:

	As of December 31,
(In $ millions)	2024	2023
Opening balance as of January 1,	2,578.3	2,589.1
Additions	64.6	104.7
Depreciation	(130.1)	(115.5)
Transfers from newbuildings (note 13)	310.4	—
Ending balance as of December 31,	2,823.2	2,578.3